Related party transactions - Schedule of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,518	$ 1,083	$ 2,910	$ 2,854
Pension costs	74	69	166	140
Share-based compensation expense	3,457	3,290	6,139	6,211
Total	$ 5,049	$ 4,442	$ 9,215	$ 9,205